EQUITY METHOD INVESTMENTS Rollforward of the Investment in Equity Method Investees (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investment [Roll Forward]
Investment in equity method investees, beginning of period				$ 706,172
Cash contributions				86,200	$ 145,131	$ 0
Cash distributions				(34,641)	(2,992)	0
Loss from equity method investees				(6,563)	(16,712)	0
Acquisition of initial interest in Ohio Gathering				0	190,000	0
January 2014 initial cash contribution				0	8,360	0
Option Exercise				0	382,385	0
Investment in equity method investees, end of period	$ 751,168	$ 706,172		751,168	706,172
Summit Midstream Partners, LLC | Ohio Gathering
Equity Method Investment [Roll Forward]
Investment in equity method investees, beginning of period	597,752	515,511		706,172	0
Cash contributions	3,472	0		86,200	145,131
Cash distributions	0	(20,420)		(34,641)	(2,992)
Loss from equity method investees				6,790	(4,472)
Amortization of basis difference in equity method investees	156,888	170,241		(13,353)	(12,240)
Acquisition of initial interest in Ohio Gathering			$ 0	0	190,000
January 2014 initial cash contribution				0	8,360
Option Exercise				0	382,385
Investment in equity method investees, end of period	$ 751,168	$ 706,172		$ 751,168	$ 706,172	$ 0